Equity - Schedule of Outstanding Shares (Details) - shares	Dec. 31, 2020	Dec. 31, 2019
Maruho Deutschland Co., Ltd., Osaka Japan [Member]
Statement Line Items [Line Items]
Total shares of voting rights assigned	13,399,965	13,047,754
Wilhelm Konrad Thomas Zours [Member]
Statement Line Items [Line Items]
Total shares of voting rights assigned	14,218,773	13,300,694
Shareholders [Member]
Statement Line Items [Line Items]
Free float	20,128,777	18,500,917
Total	47,747,515	44,849,365